AMERICAN MUTUAL FUND®
AMERICAN MUTUAL FUND®
Investment objectives
The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 30 of the prospectus and on page 63 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN MUTUAL FUND®	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN MUTUAL FUND®	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.09%	0.13%	0.13%	0.18%	0.17%	0.07%	0.19%	0.20%	0.17%	0.19%	0.19%	0.18%	0.41%	0.27%	0.21%	0.16%	0.20%	0.11%	0.06%
Total annual fund operating expenses	0.57%	1.37%	0.62%	0.67%	0.41%	0.31%	0.66%	1.44%	0.91%	0.68%	0.43%	1.42%	1.40%	1.11%	0.95%	0.65%	0.44%	0.35%	0.30%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN MUTUAL FUND® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 630	$ 239	$ 312	$ 68	$ 42	$ 32	$ 639	$ 247	$ 93	$ 318	$ 44	$ 145	$ 143	$ 113	$ 97	$ 66	$ 45	$ 36	$ 31
3 years	747	434	444	214	132	100	774	456	290	462	138	449	443	353	303	208	141	113	97
5 years	875	750	587	373	230	174	922	787	504	619	241	776	766	612	525	362	246	197	169
10 years	$ 1,248	$ 1,646	$ 1,005	$ 835	$ 518	$ 393	$ 1,350	$ 1,724	$ 1,120	$ 1,075	$ 542	$ 1,702	$ 1,680	$ 1,352	$ 1,166	$ 810	$ 555	$ 443	$ 381

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN MUTUAL FUND® - USD ($)	Class C	Class 529-C
1 year	$ 139	$ 147
3 years	434	456
5 years	750	787
10 years	$ 1,646	$ 1,724

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index and the Lipper Large-Cap Core Funds Index include the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Large-Cap Value Funds Index includes other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 13.40% (quarter ended June 30, 2009)

Lowest -17.52% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2018, was 6.47%.

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Average Annual Returns - AMERICAN MUTUAL FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	10.90%	12.12%	7.46%	11.58%	Feb. 21, 1950
Class C	C Before Taxes	15.73%	12.56%	7.23%	7.23%	Mar. 15, 2001
Class F-1	F-1 Before Taxes	17.58%	13.38%	8.04%	7.72%	Mar. 15, 2001
Class F-2	F-2 Before Taxes	17.87%	13.66%		9.85%	Aug. 05, 2008
Class 529-A	529-A Before Taxes	10.84%	12.02%	7.37%	7.52%	Feb. 19, 2002
Class 529-C	529-C Before Taxes	15.65%	12.48%	7.16%	7.29%	Feb. 20, 2002
Class 529-E	529-E Before Taxes	17.29%	13.08%	7.72%	7.18%	Mar. 07, 2002
Class 529-F-1	529-F-1 Before Taxes	17.82%	13.60%	8.24%	9.20%	Sep. 17, 2002
Class R-1	R-1 Before Taxes	16.67%	12.53%	7.22%	7.16%	Jun. 11, 2002
Class R-2	R-2 Before Taxes	16.72%	12.56%	7.20%	6.91%	May 31, 2002
Class R-2E	R-2E Before Taxes	17.07%			9.26%	Aug. 29, 2014
Class R-3	R-3 Before Taxes	17.23%	13.06%	7.71%	7.61%	Jun. 06, 2002
Class R-4	R-4 Before Taxes	17.58%	13.40%	8.04%	8.16%	Jun. 27, 2002
Class R-5E	R-5E Before Taxes	17.84%			13.82%	Nov. 20, 2015
Class R-5	R-5 Before Taxes	17.94%	13.74%	8.36%	7.96%	May 15, 2002
Class R-6	R-6 Before Taxes	17.99%	13.79%		14.46%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	9.34%	10.72%	6.55%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	7.41%	9.46%	5.90%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	8.50%	11.36%	Feb. 21, 1950
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	19.02%	12.18%	6.42%		Feb. 21, 1950
Lipper Large-Cap Core Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Large-Cap Core Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	20.90%	14.63%	7.58%		Feb. 21, 1950
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.06%	13.99%	6.86%		Feb. 21, 1950

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.